Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 16,023	$ 25,605	$ 49,363	$ 43,475	$ 122,320	$ 74,679
Cost of sales	4,434	400	6,127	1,446	9,285	1,555
Gross Margin	11,589	25,205	43,236	42,029	113,035	73,124
Other Expenses
Rent	1,092	5,100	7,192	10,889	18,750	19,000
General and administrative	10,147	9,896	23,308	13,242	44,991	19,368
Management fees	0	4,865	11,200	4,865	20,665	5,568
Professional fees	19,177	23,132	40,447	44,638	79,678	39,404
Wages and payroll taxes	0	0	0	0	0	82
Total operating expenses	30,416	42,993	82,147	73,634	164,084	83,422
Loss from Operations	(18,827)	(17,788)	(38,911)	(31,605)	(51,049)	(10,298)
Other Income (Expense)
Other income	0	0	4,405	8,805	8,805	0
Interest and bank charges	(4,051)	(3,232)	(7,505)	(6,647)	(14,774)	(12,360)
Total Other Income (Expense)	(4,051)	(3,232)	(3,100)	2,158	(5,969)	(12,360)
Net Loss	$ (22,878)	$ (21,020)	$ (42,011)	$ (29,447)	$ (57,018)	$ (22,658)
Net Loss Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding - Basic and Diluted	12,710,000	12,710,000	12,710,000	12,710,000	12,710,000	12,710,000